EQUITY (Details Textual) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended											12 Months Ended
	Sep. 04, 2012	Nov. 30, 2014 ILS	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Aug. 19, 2014 USD ($)	Feb. 18, 2014 USD ($)	Aug. 12, 2013 USD ($)	Feb. 14, 2013 USD ($)	Sep. 10, 2012 USD ($)	Dec. 23, 2010 USD ($)	Feb. 04, 2015 Subsequent Event [Member] USD ($)	Dec. 31, 2014 Payment One [Member]	Dec. 31, 2014 Payment Two [Member]	Dec. 31, 2013 Payment Three [Member]	Dec. 31, 2013 Payment Four [Member]	Dec. 31, 2013 Payment Five [Member]	Dec. 31, 2007 2007 Plan [Member]	Dec. 31, 2014 2007 Plan [Member] Minimum [Member]	Dec. 31, 2014 2007 Plan [Member] Maximum [Member]	Dec. 31, 2010 Common Stock [Member] USD ($)
Class of Stock [Line Items]
Issuance of Ordinary shares and warrants (net of issuance expenses $ 1,080) (in shares)																						3,287,616
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												1,134,231
Class Of Warrant Exercise Price Of Warrants Or Rights												$ 8.26
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			1,001,563
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,167																	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 3.76	$ 6	$ 4
Exercised - Aggregate intrinsic value			$ 741	$ 529	$ 572
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			646
Dividends Payable, Amount Per Share							$ 0.095	$ 0.12	$ 0.09	$ 0.12	$ 0.10		$ 0.081
Issuance of Ordinary shares						20,290
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years																		3 years	4 years
Dividends Payable							4,195	4,468	3,390	4,397	3,661		3,582
Dividends Payable, Date to be Paid														Oct. 17, 2012	Mar. 14, 2013	Sep. 03, 2013	Mar. 14, 2014	Sep. 04, 2014
Dividend Distribution Maximum Percentage	50.00%		50.00%		50.00%
Shares Issued, Price Per Share																						$ 6.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value		5,000
Share-based Compensation Arrangement By Share-based Payment Award Options Nonvested Grant Date Fair Value		5,910
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price		1